Borrowings - Schedule of Borrowings Principal Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
2021	$ 2,252.0
2022	561.2
2023	373.0
2024	677.3
2025	809.6
Thereafter	4,175.9
Total	8,849.0
Holding company
Disclosure of detailed information about borrowings [line items]
2021	700.0
2022	350.1
2023	314.0
2024	367.5
2025	274.7
Thereafter	3,606.7
Total	5,613.0
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
2021	242.8
2022	0.3
2023	0.3
2024	0.3
2025	500.4
Thereafter	281.1
Total	1,025.2
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
2021	1,309.2
2022	210.8
2023	58.7
2024	309.5
2025	34.5
Thereafter	288.1
Total	$ 2,210.8